Share-based payments - Key assumptions of restricted stock units (Details) - Restricted Share Units Scheme - Monte carlo method	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement
Volatility	46.00%
September 2019
Disclosure of terms and conditions of share-based payment arrangement
Discount rate	15.00%
Risk-free interest rate	3.00%
Volatility	44.00%
Dividend yield	0.00%
January 2020
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%
Volatility	43.00%
Dividend yield	0.00%
April 2020
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	2.00%
Dividend yield	0.00%
July 2020
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%
Volatility	49.00%
Dividend yield	0.00%
June 2021, One
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%
Volatility	46.00%
Dividend yield	0.00%
June 2021, Two
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%
Volatility	45.00%
Dividend yield	0.00%
June 2021, Three
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%
Volatility	44.00%
Dividend yield	0.00%
July 2021
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%
Volatility	43.00%
Dividend yield	0.00%
September 2021
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%
Volatility	43.00%
Dividend yield	0.00%
October 2021, One
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%
Volatility	43.00%
Dividend yield	0.00%
October 2021, Two
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%
Volatility	46.00%
Dividend yield	0.00%
October 2021, Three
Disclosure of terms and conditions of share-based payment arrangement
Risk-free interest rate	3.00%
Volatility	43.00%
Dividend yield	0.00%